Schedule of Investments (unaudited)	iShares® iBonds® Dec 2024 Term Muni Bond ETF
July 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Municipal Debt Obligations

Alabama — 0.8%
Alabama Federal Aid Highway Finance Authority RB
Series A, 5.00%, 09/01/24	$195	$223,729
Series B, 5.00%, 09/01/24	470	539,245
Alabama Public School & College Authority RB
Series A, 5.00%, 02/01/24	25	28,031
Series A, 5.00%, 05/01/24	75	84,961
Alabama Public School and College Authority RB
Series B, 5.00%, 01/01/24	150	167,603
Series C, 5.00%, 06/01/24	100	113,664
Auburn University RB, Series B, 5.00%, 06/01/24	90	102,243
City of Huntsville AL GO, Series A, 5.00%, 08/01/24	15	17,150
County of Mobile AL GOL, Series A, 5.00%, 06/01/24	50	56,787
State of Alabama GO
Series A, 5.00%, 08/01/24	210	240,162
Series A, 5.00%, 11/01/24	90	103,922
Series C, 5.00%, 08/01/24	50	57,181
University of Alabama (The) RB, Series A, 5.00%, 07/01/24	130	148,016
		1,882,694
Alaska — 0.2%
State of Alaska GO, Series B, 5.00%, 08/01/24	405	462,646
Arizona — 2.7%
Arizona Board of Regents COP, Series A, 5.00%, 06/01/24	50	56,695
Arizona State University RB
Series B, 5.00%, 07/01/24	155	176,724
Series C, 5.00%, 07/01/24	65	74,110
Arizona Transportation Board RB, 5.00%, 07/01/24	335	381,711
Arizona Water Infrastructure Finance Authority RB, Series A, 5.00%, 10/01/24	245	282,083
City of Peoria AZ GOL, Series B, 5.00%, 07/15/24	225	256,933
City of Phoenix AZ GO
4.00%, 07/01/24	565	627,612
5.00%, 07/01/24	145	165,277
City of Phoenix Civic Improvement Corp. RB
5.00%, 07/01/24	415	473,153
Series A, 5.00%, 07/01/24	435	495,958
Series B, 5.00%, 07/01/24	705	804,002
Series D, 5.00%, 07/01/24	125	142,401
City of Scottsdale AZ GOL, 4.00%, 07/01/24	280	311,375
City of Tucson AZ COP, 5.00%, 07/01/24 (AGM)	85	96,063
City of Tucson AZ Water System Revenue RB, 5.00%,
07/01/24	70	79,767
County of Pima AZ Sewer System Revenue RB, 5.00%,
07/01/24	250	284,881
Maricopa County Unified School District No. 97-Deer Valley/AZ
GO, 4.00%, 07/01/24	20	22,179
Maricopa County Union High School District No.
210-Phoenix GO
5.00%, 07/01/24	50	57,023
Series C, 3.00%, 07/01/24	165	178,647
Regional Public Transportation Authority RB, 5.25%, 07/01/24	210	240,824
Salt River Project Agricultural Improvement & Power District
RB, 5.00%, 01/01/24	300	335,206
State of Arizona COP
5.00%, 09/01/24	335	384,133
5.00%, 10/01/24	160	184,053
	Par
Security	(000)	Value

Arizona (continued)
University of Arizona (The) RB
Series A, 5.00%, 06/01/24	$50	$56,817
Series B, 5.00%, 06/01/24	150	170,451
		6,338,078
Arkansas — 0.4%
State of Arkansas GO
4.00%, 06/01/24	600	663,805
5.00%, 04/01/24	195	220,148
		883,953
California — 11.5%
Allan Hancock Joint Community College District/CA GO
5.00%, 08/01/24	135	154,783
5.00%, 08/01/24 (ETM)	10	11,445
Beverly Hills Unified School District CA GO, 0.00%,
08/01/24(a)	630	625,346
California Educational Facilities Authority RB, 0.00%,
10/01/24(a)	160	157,173
California Health Facilities Financing Authority RB, Series A,
5.00%, 11/15/24	135	156,160
California Infrastructure & Economic Development Bank RB
5.00%, 10/01/24	395	455,464
Series A, 5.00%, 10/01/24	355	409,642
California State Public Works Board RB
Series A, 5.00%, 09/01/24	250	286,916
Series B, 5.00%, 10/01/24	260	299,353
Series C, 5.00%, 03/01/24	100	112,483
Series D, 5.00%, 09/01/24	145	166,411
Series F, 5.00%, 05/01/24	135	152,890
Series G, 5.00%, 05/01/24	120	135,902
Series H, 5.00%, 12/01/24	65	75,316
Serise A, 5.00%, 03/01/24	145	163,100
Serise B, 5.00%, 10/01/24	150	172,704
California State University RB
Series A, 5.00%, 11/01/24	495	572,093
Serise A, 4.00%, 11/01/24	215	241,534
Cerritos Community College District GO, Series D, 0.00%,
08/01/24(a)	125	123,116
City of Los Angeles CA Wastewater System Revenue RB,
Series A, 5.00%, 06/01/24	85	96,537
City of Los Angeles Department of Airports RB
Serise B, 5.00%, 05/15/24	265	300,669
Serise C, 5.00%, 05/15/24	120	136,152
City of Petaluma CA Wastewater Revenue RB, 5.00%,
05/01/24	130	147,535
City of San Francisco CA Public Utilities Commission Water
Revenue RB
4.00%, 11/01/24	130	145,998
5.00%, 11/01/24	240	277,294
Series D, 5.00%, 11/01/24	15	17,331
Coast Community College District GO, Series D, 5.00%,
08/01/24	80	91,723
Contra Costa Transportation Authority RB, Series A, 5.00%,
03/01/24	45	50,667
Eastern Municipal Water District RB, Series A, 5.00%,
07/01/24	225	257,030
Escondido Union High School District GO, Series A, 0.00%,
08/01/24 (AGC)(a)	170	167,939
Evergreen School District GO, 0.00%, 08/01/24 (AGC)(a)	100	98,699

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2024 Term Muni Bond ETF
July 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

California (continued)
Foothill-De Anza Community College District GO
4.00%, 08/01/24	$110	$122,796
5.00%, 08/01/24	165	189,126
Grossmont Union High School District GO
0.00%, 08/01/24 (NPFGC)(a)	425	420,350
5.00%, 08/01/24	150	171,690
Long Beach Community College District GO
Series D, 0.00%, 05/01/24 (NPFGC)(a)	170	167,875
Series F, 5.00%, 06/01/24	150	170,497
Los Angeles Community College District/CA GO, Serise C,
5.00%, 08/01/24	290	332,310
Los Angeles County Metropolitan Transportation Authority RB
5.00%, 07/01/24	110	125,521
Series A, 5.00%, 06/01/24	630	716,923
Series A, 5.00%, 07/01/24	280	319,859
Los Angeles County Sanitation Districts Financing Authority
RB, Series A, 5.00%, 10/01/24	195	225,051
Los Angeles Department of Water & Power Power System
Revenue RB, Serise A, 5.00%, 07/01/24	125	142,677
Los Angeles Department of Water & Power System
Revenue RB
Series A, 5.00%, 07/01/24	110	125,555
Series B, 5.00%, 07/01/24	475	542,170
Series C, 5.00%, 07/01/24	105	119,848
Los Angeles Department of Water RB
Series A, 5.00%, 07/01/24	120	137,120
Serise A, 5.00%, 07/01/24	80	91,414
Serise B, 5.00%, 07/01/24	105	119,980
Los Angeles Unified School District/CA GO
Series A, 5.00%, 07/01/24	1,185	1,351,454
Series B, 5.00%, 07/01/24	210	239,498
Series C, 5.00%, 07/01/24	390	444,782
North Orange County Community College District/CA GO,
Series B, 0.00%, 08/01/24 (NPFGC)(a)	120	118,262
Pasadena Unified School District GO, Series B, 5.00%,
08/01/24	30	34,367
Placer Union High School District/CA GO, Series A, 0.00%,
08/01/24 (NPFGC)(a)	25	24,477
Port of Los Angeles RB, Series A, 5.00%, 08/01/24	15	17,130
Poway Unified School District GO, Series A, 0.00%,
08/01/24(a)	50	49,379
Riverside County Transportation Commission RB, Series B,
5.00%, 06/01/24	100	113,482
Sacramento Municipal Utility District RB, Series E, 5.00%,
08/15/24	200	229,399
Salinas Union High School District GO, Series A, 0.00%,
10/01/24 (NPFGC)(a)	20	19,653
San Diego Community College District GO, 5.00%, 08/01/24	360	412,172
San Diego Unified School District/CA GO
Series A, 0.00%, 07/01/24(a)	440	436,557
Series A, 0.00%, 07/01/24 (ETM)(a)	160	158,287
Series C-1, 5.50%, 07/01/24 (AGM)	255	294,521
Series R-4, 5.00%, 07/01/24	185	210,986
Serise D-1, 5.50%, 07/01/24 (NPFGC)	395	456,218
San Francisco Bay Area Rapid Transit District Sales Tax
Revenue RB, Series A, 5.00%, 07/01/24	235	267,714
San Francisco City & County Airport Commission San
Francisco International Airport RB, Series D, 5.00%,
05/01/24	170	192,528
	Par
Security	(000)	Value

California (continued)
San Francisco City & County Public Utilities Commission
Wastewater Revenue RB, Series A, 5.00%, 10/01/24	$155	$178,514
San Jose Unified School District GO, 5.00%, 08/01/24	235	269,438
San Marcos Unified School District GO, 0.00%, 08/01/24(a)	40	39,432
San Mateo County Community College District GO, Serise B,
0.00%, 09/01/24 (NPFGC)(a)	120	118,839
San Mateo Union High School District GO, 4.00%, 09/01/24	210	234,912
San Ramon Valley Unified School District/CA GO, 5.00%,
08/01/24	85	97,236
Santa Clara County Financing Authority RB, Serise A, 5.00%,
11/15/24	445	515,544
Santa Clara Valley Transportation Authority RB, Series A,
5.00%, 06/01/24	150	170,726
Santa Clara Valley Water District COP, Serise C, 5.00%,
06/01/24	225	256,226
Southern California Public Power Authority RB
5.00%, 07/01/24	80	91,237
Serise C, 5.00%, 07/01/24	300	342,140
State of California Department of Water Resources RB
5.00%, 12/01/24	245	284,503
Series AR, 5.00%, 12/01/24 (PR 12/01/21)	35	39,852
Series AS, 5.00%, 12/01/24	410	476,108
Series AW, 5.00%, 12/01/24	105	121,930
Series BA, 5.00%, 12/01/24	170	197,411
State of California GO
4.00%, 10/01/24	110	123,333
4.00%, 11/01/24	55	61,826
5.00%, 03/01/24	425	478,523
5.00%, 04/01/24	550	621,402
5.00%, 05/01/24	500	566,849
5.00%, 08/01/24	360	412,289
5.00%, 09/01/24	745	856,004
5.00%, 10/01/24	775	893,367
5.00%, 11/01/24	615	711,217
Series A, 5.00%, 10/01/24	175	201,728
Series B, 5.00%, 08/01/24	300	343,574
Series B, 5.00%, 09/01/24	880	1,011,118
Sunnyvale Elementary School District GO, 5.00%, 09/01/24	150	172,650
University of California RB
Series AM, 5.00%, 05/15/24	140	159,054
Series AO, 5.00%, 05/15/24	440	499,883
Series AR, 4.00%, 05/15/24	300	332,494
Series AV, 5.00%, 05/15/24	170	193,137
Series AY, 5.00%, 05/15/24	160	181,776
William S Hart Union High School District GO, Series B,
0.00%, 08/01/24 (AGM)(a)	125	123,337
		26,948,642
Colorado — 0.8%
Board of Governors of Colorado State University System RB,
Series E-2, 5.00%, 03/01/24 (NPFGC)	150	168,435
City & County of Denver CO Airport System Revenue RB,
Series A, 5.00%, 11/15/24	110	127,124
Denver City & County School District No. 1 COP, Series A,
5.00%, 12/01/24	70	80,881
Denver City & County School District No. 1 GO
5.00%, 12/01/24 (SAW)	185	214,226
Series A, 5.50%, 12/01/24 (SAW)	405	475,690
Series B, 5.00%, 12/01/24 (SAW)	95	110,008
E-470 Public Highway Authority RB, Series B, 0.00%, 09/01/24
(NPFGC)(a)	25	24,576

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2024 Term Muni Bond ETF
July 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Colorado (continued)
Metro Wastewater Reclamation District RB, Serise A, 5.00%,
04/01/24	$215	$242,727
University of Colorado RB
Series B-1, 5.00%, 06/01/24	170	193,178
Series C, VRDN,2.00%, 06/01/54 (Put 10/15/24)(b)(c)	250	263,043
		1,899,888
Connecticut — 1.7%
State of Connecticut GO
Series A, 5.00%, 03/01/24	105	118,136
Series A, 5.00%, 03/15/24	190	214,112
Series B, 5.00%, 04/15/24	315	356,188
Series B, 5.00%, 05/15/24	235	266,631
Series D, 5.00%, 04/15/24	555	627,569
Series D, 5.00%, 06/15/24	85	96,766
Series D, 5.00%, 08/15/24	295	338,073
Series E, 5.00%, 09/15/24	90	103,475
Series E, 5.00%, 10/15/24	200	230,684
State of Connecticut Special Tax RB, Series B, 5.00%,
08/01/24	400	457,840
State of Connecticut Special Tax Revenue RB
Series A, 4.00%, 05/01/24	60	66,343
Series A, 5.00%, 08/01/24	415	475,009
Series A, 5.00%, 09/01/24	565	648,806
		3,999,632
Delaware — 0.8%
City of Wilmington DE GO, 4.00%, 12/01/24	100	112,592
County of New Castle DE GO, 5.00%, 10/01/24	195	224,649
Delaware Transportation Authority RB
4.00%, 07/01/24	335	372,435
5.00%, 07/01/24	305	347,938
State of Delaware GO
5.00%, 03/01/24	360	405,437
Series A, 5.00%, 10/01/24	100	115,308
Series B, 5.00%, 07/01/27 (PR 01/01/22)	85	96,703
Serise 2009 C, 5.00%, 10/01/24	220	253,676
		1,928,738
District of Columbia — 1.2%
District of Columbia GO
Series A, 4.00%, 06/01/24	55	60,981
Series A, 5.00%, 06/01/24	400	454,780
Series A, 5.00%, 10/15/24	120	138,452
Series D, 5.00%, 06/01/24	470	534,366
District of Columbia RB
Series A, 5.00%, 12/01/24	460	532,504
Series C, 5.00%, 10/01/24	155	178,301
District of Columbia Water & Sewer Authority RB
Series B, 5.00%, 10/01/24	40	46,082
Serise A, 5.00%, 10/01/24	350	403,216
Serise B, 5.00%, 10/01/24	300	345,613
Metropolitan Washington Airports Authority Aviation Revenue
RB, Series B, 5.00%, 10/01/24	35	40,298
		2,734,593
Florida — 3.6%
Central Florida Expressway Authority RB, 5.00%, 07/01/24	30	34,176
City of Jacksonville FL RB, Series B, 5.00%, 10/01/24	25	28,716
City of Tampa FL Water & Wastewater System Revenue RB,
5.00%, 10/01/24	25	28,810
County of Hillsborough FL Community Investment Tax
Revenue RB, 5.00%, 11/01/24	50	57,139
	Par
Security	(000)	Value

Florida (continued)
County of Miami-Dade FL Aviation Revenue RB, 5.00%,
10/01/24	$150	$172,344
County of Miami-Dade FL GO
Series A, 5.00%, 07/01/24	275	313,415
Series B, 5.00%, 07/01/24	100	113,921
County of Miami-Dade FL Transit System RB, 5.00%,
07/01/24	150	170,177
County of Miami-Dade FL Water & Sewer System Revenue RB
5.00%, 10/01/24	440	505,544
Series B, 5.00%, 10/01/24	130	149,365
County of Sarasota FL RB, 5.00%, 10/01/24	45	51,657
Florida Department of Environmental Protection RB
5.00%, 07/01/24	295	336,252
Series A, 5.00%, 07/01/24	590	672,505
Florida Municipal Power Agency RB, Series A, 5.00%,
10/01/24	20	22,972
Florida State Development Commission RB, Series A, 5.00%,
07/01/24	100	113,327
Florida’s Turnpike Enterprise RB, Series A, 5.00%, 07/01/24	640	729,899
Hillsborough County School Board COP, Series A, 5.00%,
07/01/24	120	136,029
Lee County School Board (The) COP, 5.00%, 08/01/24	35	39,869
Miami-Dade County Expressway Authority RB, Series B,
5.00%, 07/01/24	280	316,617
Orange County Convention Center/Orlando RB, 5.00%,
10/01/24	190	217,655
Orange County School Board COP
Series B, 5.00%, 08/01/24	15	17,125
Series D, 5.00%, 08/01/24	50	57,084
Palm Beach County School District COP, Series B, 5.00%,
08/01/24	280	319,763
Pasco County School Board COP, Series A, 5.00%, 08/01/24	60	68,269
Reedy Creek Improvement District GOL, Series A, 5.00%,
06/01/24	190	214,981
School Board of Miami-Dade County (The) COP
Series A, 5.00%, 05/01/24	315	355,073
Series D, 5.00%, 02/01/24	110	122,779
School Board of Miami-Dade County (The) GO, 5.00%,
03/15/24	195	219,309
School District of Broward County/FL COP
Series A, 5.00%, 07/01/24	245	278,110
Series B, 5.00%, 07/01/24	20	22,703
Series C, 5.00%, 07/01/24	120	136,217
State of Florida Department of Transportation Turnpike System
Revenue RB, Series A, 5.00%, 07/01/24	235	268,010
State of Florida GO
Series A, 5.00%, 01/01/24	175	195,763
Series A, 5.00%, 07/01/24	155	176,772
Series B, 5.00%, 06/01/24	225	256,088
Series E, 5.00%, 06/01/24	200	227,634
Serise F, 5.00%, 06/01/24	455	517,868
State of Florida Lottery Revenue RB
Series A, 5.00%, 07/01/24	340	387,759
Series B, 5.00%, 07/01/24	280	319,331
Volusia County School Board COP, Series A, 5.00%, 08/01/24	20	22,827
Volusia County School Board RB, 5.00%, 10/01/24	20	22,972
		8,416,826
Georgia — 1.9%
City of Atlanta GA Airport Passenger Facility Charge RB,
Series A, 5.00%, 01/01/24	695	776,382

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2024 Term Muni Bond ETF
July 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Georgia (continued)
City of Atlanta GA Water & Wastewater Revenue RB
5.00%, 11/01/24	$415	$479,634
Serise B, 5.00%, 11/01/24	100	115,574
County of Forsyth GA GO, 5.00%, 09/01/24	280	321,719
Fayette County School District/GA GO, 5.25%, 09/01/24
(SAW)	105	121,380
Gwinnett County School District GO, 5.00%, 02/01/24	100	112,177
Gwinnett County Water & Sewerage Authority RB, 5.00%,
08/01/24	500	572,624
Metropolitan Atlanta Rapid Transit Authority RB, Series A,
4.00%, 07/01/24	170	188,787
State of Georgia GO
Series A, 5.00%, 02/01/24	175	196,357
Series A, 5.00%, 08/01/24	165	188,966
Series A-1, 5.00%, 02/01/24	155	173,916
Series C, 5.00%, 07/01/24	220	251,110
Series C-1, 5.00%, 01/01/24	135	150,947
Series C-1, 5.00%, 07/01/24	375	428,029
Series E, 5.00%, 12/01/24	320	371,248
Series F, 5.00%, 01/01/24	100	111,813
		4,560,663
Hawaii — 1.4%
City & County Honolulu HI Wastewater System Revenue RB
Series A, 5.00%, 07/01/24	480	546,446
Series B, 5.00%, 07/01/24	170	193,719
City & County of Honolulu HI GO
Series A, 5.00%, 09/01/24	430	493,495
Series A, 5.00%, 10/01/24	50	57,568
Series B, 5.00%, 10/01/24	90	103,622
Series C, 5.00%, 10/01/24	70	80,595
Series D, 5.00%, 09/01/24	150	172,150
County of Hawaii HI GO
Series A, 5.00%, 09/01/24	115	131,905
Series B, 4.00%, 09/01/24	20	22,327
County of Maui HI GO, 5.00%, 09/01/24	35	40,145
State of Hawaii GO
Series EO, 5.00%, 08/01/24	40	45,758
Series ET, 5.00%, 10/01/24	110	126,650
Series EZ, 5.00%, 10/01/24	415	477,814
Series FE, 5.00%, 10/01/24	345	397,219
Series FH, 5.00%, 10/01/24	115	132,406
Series FN, 5.00%, 10/01/24	35	40,298
State of Hawaii State Highway Fund RB, Series B, 5.00%,
01/01/24	210	234,590
		3,296,707
Idaho — 0.1%
Idaho Housing & Finance Association RB
5.00%, 07/15/24	135	153,644
Series A, 5.00%, 07/15/24	25	28,453
		182,097
Illinois — 2.2%
Chicago O’Hare International Airport RB
Series C, 5.00%, 01/01/24	255	284,662
Series D, 5.00%, 01/01/24	125	139,540
Series E, 5.00%, 01/01/24	175	195,356
Chicago Transit Authority Capital Grant Receipts Revenue RB,
5.00%, 06/01/24	125	141,852
Illinois Finance Authority RB
5.00%, 01/01/24	100	111,684
	Par
Security	(000)	Value

Illinois (continued)
5.00%, 07/01/24	$610	$695,302
Series A, 5.00%, 10/01/24	305	350,956
Illinois State Toll Highway Authority RB
5.00%, 01/01/24	100	111,349
Series D, 5.00%, 01/01/24	195	217,131
State of Illinois GO
5.00%, 02/01/24	475	529,431
5.00%, 04/01/24	105	117,772
5.00%, 05/01/24	700	787,591
Series A, 4.00%, 05/01/24	245	268,978
Series A, 5.00%, 03/01/24	130	145,356
Series A, 5.00%, 10/01/24	65	74,250
Series A, 5.00%, 11/01/24	250	286,420
Series A, 5.00%, 12/01/24	50	57,452
Series B, 5.00%, 12/01/24	125	143,630
Series D, 5.00%, 11/01/24	400	458,272
State of Illinois RB
Series C, 4.00%, 06/15/24	25	27,415
Series D, 5.00%, 06/15/24	75	84,372
		5,228,771
Indiana — 1.1%
Indiana Finance Authority RB
Series A, 5.00%, 02/01/24	275	308,561
Series A, 5.00%, 10/01/24	230	264,891
Series C, 5.00%, 12/01/24	505	585,144
Indiana Municipal Power Agency RB, Series C, 5.00%,
01/01/24	335	372,763
Indiana University RB
Series W-2, 5.00%, 08/01/24	175	200,192
Series X, 5.00%, 08/01/24	160	183,032
Purdue University COP, Series A, 5.00%, 07/01/24	180	205,341
Purdue University RB
Series A, 5.00%, 07/01/24	200	228,156
Series DD, 5.00%, 07/01/24	270	308,011
		2,656,091
Iowa — 0.3%
Iowa Finance Authority RB, 5.00%, 08/01/24	425	486,730
State of Iowa RB
5.00%, 06/15/24	100	113,626
Series A, 5.00%, 06/01/24	110	124,797
		725,153
Kansas — 0.7%
City of Wichita KS Water & Sewer Utility Revenue RB,
Series A, 5.00%, 10/01/24	200	230,066
Johnson County Unified School District No. 229 Blue Valley
GO, Series B, 5.00%, 10/01/24	70	80,619
Johnson County Water District No. 1 RB, 5.00%, 01/01/24	35	39,125
Kansas Development Finance Authority RB, 5.00%, 05/01/24	400	452,652
Sedgwick County Unified School District No. 259 Wichita GO,
Series A, 4.00%, 10/01/24	75	83,914
State of Kansas Department of Transportation RB, Series A,
5.00%, 09/01/24.	585	670,799
		1,557,175
Kentucky — 0.1%
Louisville & Jefferson County Metropolitan Sewer District RB,
5.00%, 05/15/24.	200	226,500

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2024 Term Muni Bond ETF
July 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Louisiana — 0.3%
State of Louisiana GO
5.00%, 05/01/24	$185	$209,461
Series A, 5.00%, 09/01/24	140	160,626
Series B, 5.00%, 05/01/24	25	28,306
Series C, 5.00%, 08/01/24	50	57,181
Series D-2, 5.00%, 12/01/24	150	173,751
State of Louisiana RB, 5.00%, 09/01/24	100	114,733
		744,058
Maine — 0.8%
City of Portland ME GO, 5.00%, 10/01/24	140	161,094
Maine Municipal Bond Bank RB
Series A, 5.00%, 11/01/24	105	121,353
Series B, 5.00%, 11/01/24	110	127,132
Series C, 5.00%, 11/01/24	360	415,778
Series D, 5.00%, 11/01/24	75	86,681
Maine Turnpike Authority RB, 5.00%, 07/01/24	120	136,555
State of Maine GO
Series B, 5.00%, 06/01/24	325	369,410
Serise B, 5.00%, 06/01/24	425	483,074
		1,901,077
Maryland — 4.4%
City of Baltimore MD RB, Series A, 5.00%, 07/01/24	95	108,106
County of Anne Arundel MD GOL, 5.00%, 10/01/24	585	674,348
County of Baltimore MD GO
5.00%, 02/01/24	100	112,204
5.00%, 03/01/24	400	450,375
5.00%, 08/01/24	175	200,418
County of Carroll MD GO, 5.00%, 11/01/24	225	260,201
County of Charles MD GO, 5.00%, 10/01/24	100	115,273
County of Frederick MD GO, Series A, 5.00%, 08/01/24	25	28,631
County of Howard MD GO
Series A, 5.00%, 02/15/24	120	134,862
Series A, 5.00%, 08/15/24	250	286,749
Series C, 5.00%, 02/15/24	75	84,289
Serise B, 5.00%, 02/15/24	50	56,193
County of Montgomery MD GO
Series A, 4.00%, 11/01/31 (PR 11/01/21)	1,000	1,123,865
Series A, 5.00%, 11/01/24	750	867,337
Series A, 5.00%, 12/01/24	125	145,019
Series A, 5.00%, 11/01/26 (PR 11/01/21)	10	11,562
Series B, 5.00%, 11/01/24	50	57,822
County of Prince George’s MD GOL
Series A, 4.00%, 09/01/24	390	436,137
Series A, 5.00%, 07/15/24	170	194,344
Series B, 5.00%, 07/15/24	225	257,220
State of Maryland Department of Transportation RB
4.00%, 09/01/24	235	262,801
5.00%, 05/01/24	160	181,392
5.00%, 09/01/24	205	235,544
5.00%, 10/01/24	305	351,583
5.00%, 11/01/24	235	271,765
State of Maryland GO
First Series, 5.00%, 06/01/24	460	523,278
Series A, 5.00%, 03/15/24	250	281,937
Series A, 5.00%, 08/01/24	150	171,836
Series B, 4.00%, 08/01/24	150	167,306
Series B, 5.00%, 08/01/24	835	956,552
Series C, 5.00%, 08/01/24	535	612,880
	Par
Security	(000)	Value

Maryland (continued)
Washington Suburban Sanitary Commission RB
4.00%, 06/01/24	$90	$99,841
5.00%, 06/01/24	555	631,346
5.00%, 06/15/24 (GTD)	40	45,574
		10,398,590
Massachusetts — 2.8%
City of Boston MA GO, Serise D, 5.00%, 03/01/24	250	281,415
Commonwealth of Massachusetts Federal Highway Grant
Anticipation Note Revenue RB, Series A, 5.00%, 06/15/24	105	119,437
Commonwealth of Massachusetts GO, Series C, 5.50%,
12/01/24 (AMBAC)	135	158,760
Commonwealth of Massachusetts GOL
Series 7, 5.00%, 07/01/24	130	148,302
Series A, 5.00%, 01/01/24	250	279,403
Series A, 5.00%, 07/01/24	40	45,631
Series B, 5.00%, 07/01/24	640	730,100
Series B, 5.25%, 09/01/24 (AGM)	850	982,602
Series C, 5.00%, 07/01/24	60	68,447
Series C, 5.00%, 10/01/24	300	345,614
Series F, 5.00%, 05/01/24	100	113,311
Series H, 5.00%, 12/01/24	185	214,494
Commonwealth of Massachusetts Transportation Fund
Revenue RB, Series A, 5.00%, 06/01/24	110	124,997
Massachusetts Bay Transportation Authority RB
Series A, 5.00%, 07/01/24	455	519,025
Series B, 5.00%, 07/01/24	80	91,237
Series C, 5.50%, 07/01/24	200	230,997
Serise A, 5.00%, 07/01/24	385	439,080
Massachusetts Clean Water Trust (The) RB
Series 2017, 5.00%, 08/01/24	175	200,362
Serise 21, 5.00%, 08/01/24	200	228,985
Massachusetts School Building Authority RB, Series C, 5.00%,
08/15/24	235	269,467
Massachusetts Transportation Trust Fund Metropolitan
Highway System Revenue RB, 5.00%, 01/01/24	175	195,582
Massachusetts Water Resources Authority RB
5.00%, 08/01/24	125	143,034
Series B, 5.00%, 08/01/24	210	240,298
Series F, 5.00%, 08/01/24	250	286,069
Serise C, 5.00%, 08/01/24	130	148,427
		6,605,076
Michigan — 0.9%
Michigan Finance Authority RB
Series B, 5.00%, 10/01/24	185	213,128
Series C-3, 5.00%, 07/01/24 (AGM)	115	130,469
Michigan State Building Authority RB, Series I, 5.00%,
04/15/24	440	497,405
Oxford Area Community School District GO, Series A, 5.00%,
05/01/24	15	16,948
State of Michigan Comprehensive Transportation Revenue RB,
5.00%, 11/15/24	100	115,531
State of Michigan GO, Series A, 5.00%, 12/01/24	220	254,835
State of Michigan RB, 5.00%, 03/15/24	555	624,654
University of Michigan RB
Series A, 5.00%, 04/01/24	50	56,491
Serise A, 5.00%, 04/01/24	115	129,930
Wayne County Airport Authority RB, Series C, 5.00%,
12/01/24	50	57,881
		2,097,272

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2024 Term Muni Bond ETF
July 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Minnesota — 1.5%
County of Hennepin MN GO, Series A, 5.00%, 12/01/24	$200	$231,958
Metropolitan Council GO
Series A, 5.00%, 03/01/24	50	56,269
Series C, 5.00%, 03/01/24	235	264,465
Series E, 5.00%, 12/01/24	255	295,654
Minneapolis-St Paul Metropolitan Airports Commission RB,
Series B, 5.00%, 01/01/24	125	139,540
Minnesota Municipal Power Agency RB, Series A, 5.00%,
10/01/24	90	103,222
Minnesota Public Facilities Authority RB, Series B, 3.00%,
03/01/24	500	536,964
Rosemount-Apple Valley-Eagan Independent School District
No. 196 GO, Series A, 5.00%, 02/01/24	115	128,850
Southern Minnesota Municipal Power Agency RB, Series A,
4.00%, 01/01/24	100	108,670
State of Minnesota GO
Series A, 5.00%, 08/01/24	630	721,710
Series B, 5.00%, 08/01/24	205	234,842
Series B, 5.00%, 10/01/24	100	115,307
Series D, 5.00%, 08/01/24	370	423,862
Series E, 5.00%, 10/01/24	75	86,481
		3,447,794
Mississippi — 0.2%
State of Mississippi GO
Series B, 5.00%, 09/01/24	50	57,350
Series C, 4.00%, 10/01/24	25	27,971
Series C, 5.00%, 10/01/24	360	414,243
		499,564
Missouri — 0.9%
City of Springfield MO Public Utility Revenue RB, 5.00%,
08/01/24	175	199,796
Missouri Highway & Transportation Commission RB
5.00%, 05/01/24	540	612,049
Series B, 5.00%, 05/01/24	105	118,883
Missouri State Board of Public Buildings RB
Series A, 4.00%, 04/01/24	250	275,603
Serise A, 5.00%, 04/01/24	255	287,886
Serise B, 5.00%, 04/01/24	110	124,186
Missouri State Environmental Improvement & Energy
Resources Authority RB, Series B, 4.00%, 07/01/24	70	77,736
University of Missouri RB, Series A, 5.00%, 11/01/24	260	299,761
		1,995,900
Nebraska — 0.8%
City of Omaha NE GO
Series B, 5.00%, 04/15/24	175	197,730
Series B, 5.00%, 11/15/24	25	28,918
Series B, 5.00%, 11/15/26 (PR 11/15/21)	50	57,904
Serise A, 5.00%, 01/15/24	125	139,797
Nebraska Public Power District RB, Series A-1, 5.00%,
01/01/24	290	323,062
Omaha Public Power District Nebraska City Station Unit 2 RB,
Series A, 5.00%, 02/01/24	155	173,255
Omaha Public Power District RB
Series A, 5.00%, 02/01/24	200	223,981
Series AA, 5.00%, 02/01/24	50	55,955
Series B, 5.00%, 02/01/31 (PR 08/01/21)	495	566,541
		1,767,143
	Par
Security	(000)	Value

Nevada — 2.1%
Clark County School District GOL
Series B, 5.00%, 06/15/24	$170	$193,007
Series C, 5.00%, 06/15/24	505	573,344
Clark County Water Reclamation District GOL, 5.00%,
07/01/24	195	222,207
County of Clark NV, 5.00%, 07/01/24	195	222,207
County of Clark NV GO, Serise A, 5.00%, 12/01/24	100	115,617
County of Clark NV GOL
5.00%, 06/01/24	65	73,724
5.00%, 11/01/24	150	172,887
Series A, 5.00%, 06/01/24	95	107,750
Series A, 5.00%, 11/01/24	205	236,278
Series B, 5.00%, 11/01/24	255	293,907
County of Clark NV Passenger Facility Charge Revenue RB,
Series C, 5.00%, 07/01/24	140	159,621
County of Clark NV RB
5.00%, 07/01/24	395	450,112
Series A, 5.00%, 07/01/24	155	176,626
Las Vegas Valley Water District GOL
Series A, 5.00%, 02/01/24	50	56,062
Series B, 5.00%, 06/01/24	410	466,025
Nevada System of Higher Education RB, Series A, 5.00%,
07/01/24	140	158,876
State of Nevada GOL
Series A, 5.00%, 05/01/24	165	186,865
Series B, 5.00%, 11/01/24	235	271,434
Series D, 5.00%, 04/01/24	210	237,023
State of Nevada Highway Improvement Revenue RB
5.00%, 12/01/24	170	197,102
Series A, 5.00%, 12/01/24	100	115,943
Washoe County School District/NV GOL, Series A, 5.00%,
06/01/24	105	119,092
		4,805,709
New Hampshire — 0.1%
New Hampshire Health and Education Facilities Authority Act
RB, 5.00%, 07/01/24	50	56,851
New Hampshire Municipal Bond Bank RB
Series B, 5.00%, 08/15/24	50	57,399
Series E, 5.00%, 08/15/24	15	17,175
State of New Hampshire GO, Series B, 5.00%, 12/01/24	115	133,293
		264,718
New Jersey — 2.1%
County of Essex NJ GO, Serise B, 5.00%, 09/01/24
(SCH BD RES FD)	110	126,206
County of Monmouth NJ Go, 5.00%, 07/15/24	445	507,873
Monmouth County Improvement Authority (The) RB
5.00%, 12/01/24 (GTD)	65	75,316
Serise A, 4.00%, 08/01/24	400	445,640
New Jersey Economic Development Authority RB
Series AAA, 4.00%, 06/15/24	120	132,416
Series N-1, 5.50%, 09/01/24 (AMBAC)	55	63,728
Series UU, 5.00%, 06/15/24	165	186,773
Series XX, 4.00%, 06/15/24 (SAP)	445	491,043
Series XX, 5.00%, 06/15/24 (SAP)	135	152,814
New Jersey Educational Facilities Authority RB
Series A, 5.00%, 07/01/24	80	91,338
Series A, 5.00%, 09/01/24	110	125,559
Serise I, 5.00%, 07/01/24	170	194,093

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2024 Term Muni Bond ETF
July 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

New Jersey (continued)
New Jersey Transportation Trust Fund Authority RB
Series A, 5.00%, 06/15/24	$425	$481,331
Series A-1, 5.00%, 06/15/24	400	453,026
Series AA, 5.00%, 06/15/24	180	203,853
New Jersey Turnpike Authority RB, Series C, 5.00%, 01/01/24	140	155,925
State of New Jersey GO
5.00%, 06/01/24	410	464,652
Series A, 5.00%, 06/01/24	580	657,312
		5,008,898
New Mexico — 1.0%
New Mexico Finance Authority RB
5.00%, 06/01/24	150	170,588
Series A, 5.00%, 06/01/24	75	85,294
Series A, 5.00%, 06/15/24	540	614,248
Series D, 5.00%, 06/15/24	65	74,018
State of New Mexico GO
5.00%, 03/01/24	145	163,261
Series A, 5.00%, 03/01/24	350	394,078
Series B, 5.00%, 03/01/24	120	135,112
State of New Mexico Severance Tax Permanent Fund RB
Series A, 5.00%, 07/01/24	495	564,065
Series B, 4.00%, 07/01/24	140	155,471
		2,356,135
New York — 10.5%
City of New York NY GO
4.00%, 08/01/24	100	111,442
5.00%, 08/01/24	125	143,034
Series 1, 5.00%, 08/01/24	540	617,909
Series 2015-A, 5.00%, 08/01/24	230	263,183
Series A, 5.00%, 08/01/24	235	268,905
Series A-1, 5.00%, 08/01/24	50	57,214
Series B, 5.00%, 08/01/24	100	114,428
Series B-1, 5.00%, 12/01/24	25	28,977
Series C, 5.00%, 08/01/24	1,170	1,338,802
Series D, 4.00%, 08/01/24	120	133,730
Series E, 5.00%, 08/01/24	505	577,859
Series I, 5.00%, 03/01/24	170	191,268
Serise A, 2.50%, 08/01/24	300	320,890
Serise A-1, 5.00%, 08/01/24	100	114,428
County of Onondaga NY GOL, 5.00%, 05/01/24	60	67,862
Long Island Power Authority RB, Series A, 0.00%, 12/01/24
(AGM)(a)	50	48,638
Metropolitan Transportation Authority RB
Series A-1, 4.00%, 11/15/24	130	145,014
Series A-1, 5.00%, 11/15/24	280	321,650
Series A-2, 5.00%, 11/15/24	115	132,107
Series B, 5.00%, 11/15/24	525	603,094
Series B, 5.25%, 11/15/24 (AMBAC)	100	116,118
Series B-2, 5.00%, 11/15/24	185	213,304
Series C-1, 5.00%, 11/15/24	855	981,648
Series F, 5.00%, 11/15/24	145	166,569
New York City Transitional Finance Authority Building Aid
Revenue RB
Series S, 4.00%, 07/15/24 (SAW)	130	144,680
Series S, 5.00%, 07/15/24 (SAW)	105	119,946
Series S-1, 5.00%, 07/15/24 (SAW)	700	799,756
Series S-2, 5.00%, 07/15/24 (SAW)	115	131,369
	Par
Security	(000)	Value

New York (continued)
New York City Transitional Finance Authority Future Tax
Secured Revenue RB
5.00%, 11/01/24	$250	$288,936
Series A-1, 5.00%, 08/01/24	595	681,037
Series B-1, 5.00%, 08/01/24	180	206,028
Series C, 5.00%, 11/01/24	1,005	1,161,523
Series C-1, 5.00%, 05/01/24	130	147,304
Series E-1, 5.00%, 02/01/24	80	89,720
New York City Water & Sewer System RB
Series AA, 4.00%, 06/15/24	120	133,363
Series AA, 5.00%, 06/15/24	1,335	1,521,862
New York State Dormitory Authority RB
Series A, 4.00%, 03/15/24	140	154,278
Series A, 5.00%, 02/15/24	230	258,382
Series A, 5.00%, 03/15/24	2,100	2,368,178
Series A, 5.00%, 07/01/24	590	671,764
Series B, 5.00%, 10/01/24	15	17,214
Series B, 5.50%, 03/15/24 (AMBAC)	280	319,372
Series C, 5.00%, 03/15/24	255	287,669
Series D, 5.00%, 02/15/24	145	162,893
Series E, 5.00%, 02/15/24	430	483,177
Series E, 5.00%, 03/15/24	450	507,354
Series F, 5.00%, 10/01/24 (SAW)	20	22,661
New York State Environmental Facilities Corp. RB
5.00%, 06/15/24	885	1,007,505
Series A, 4.00%, 06/15/24	65	72,139
Series D, 5.00%, 09/15/24	130	149,463
New York State Thruway Authority RB
Series A, 4.00%, 01/01/24	160	174,723
Series C, 5.00%, 01/01/24	105	117,187
Series J, 5.00%, 01/01/24	150	167,410
Series L, 5.00%, 01/01/24	185	206,472
New York State Urban Development Corp. RB
5.00%, 03/15/24	115	129,669
Series A, 5.00%, 03/15/24	1,560	1,758,983
Port Authority of New York & New Jersey RB, Series 194,
5.00%, 10/15/24	370	426,509
Sales Tax Asset Receivable Corp. RB, Series A, 5.00%,
10/15/24	815	940,852
State of New York GO, Series A, 5.00%, 03/01/24	360	405,537
Triborough Bridge & Tunnel Authority RB
Series A, 5.00%, 11/15/24	845	977,144
Series C-1, 5.00%, 11/15/24	165	190,803
		24,480,935
North Carolina — 2.3%
City of Charlotte NC COP, 5.00%, 06/01/24	125	141,966
City of Charlotte NC GO, Serise A, 5.00%, 06/01/24	115	130,819
City of Raleigh NC RB, Serise A, 5.00%, 06/01/24	155	176,038
City of Winston-Salem NC RB, Series C, 5.00%, 06/01/24	100	113,695
City of Winston-Salem NC Water & Sewer System Revenue
RB, Series A, 5.00%, 06/01/24	10	11,373
County of Buncombe NC RB
5.00%, 06/01/24	125	141,966
Serise A, 5.00%, 06/01/24	100	113,573
County of Durham NC GO, 5.00%, 10/01/24	45	51,873
County of Forsyth NC GO
5.00%, 04/01/24	100	112,982
5.00%, 12/01/24	95	110,214
County of Guilford NC GO, 5.00%, 03/01/24	520	585,344

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2024 Term Muni Bond ETF
July 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

North Carolina (continued)
County of Mecklenburg NC GO
4.00%, 02/01/24	$145	$159,084
5.00%, 03/01/24	245	275,855
Series A, 5.00%, 12/01/24	125	145,019
Series B, 5.00%, 12/01/24	210	243,632
County of Orange NC GO, 4.00%, 04/01/24	200	220,652
County of Wake NC GO, Series A, 5.00%, 03/01/24	295	332,070
County of Wake NC RB
Series A, 5.00%, 08/01/24	135	154,434
Series A, 5.00%, 12/01/24	85	98,490
North Carolina State University at Raleigh RB, 5.00%,
10/01/24	45	51,780
State of North Carolina GO
Series A, 5.00%, 06/01/24	140	159,216
Series C, 5.00%, 05/01/24	585	663,040
State of North Carolina RB
5.00%, 03/01/24	325	364,494
Series B, 5.00%, 06/01/24	475	540,196
Series C, 5.00%, 05/01/24	100	113,340
University of North Carolina at Greensboro RB, 5.00%,
04/01/24	115	129,404
		5,340,549
Ohio — 3.4%
City of Columbus OH GO
Series 2017-1, 5.00%, 04/01/24	360	406,633
Series A, 4.00%, 08/15/24	305	340,506
Series A, 5.00%, 07/01/24	170	193,986
Cleveland Department of Public Utilities Division of Water RB,
Serise Y, 4.00%, 01/01/29 (PR 01/01/22)	1,040	1,136,858
County of Franklin OH GOL, 5.00%, 12/01/24	10	11,583
County of Hamilton OH Sales Tax Revenue RB, Series A,
5.00%, 12/01/24	200	230,514
Miami University/Oxford OH RB, 5.00%, 09/01/24	185	212,503
Ohio State University (The) RB, Series A, 5.00%, 12/01/24	100	116,015
Ohio University RB, Series A, 5.00%, 12/01/24	110	126,783
Ohio Water Development Authority RB
5.00%, 06/01/24	100	113,725
5.00%, 12/01/24	225	260,953
Serise B, 5.00%, 12/01/24	210	243,555
Ohio Water Development Authority Water Pollution Control
Loan Fund RB
5.00%, 06/01/24	230	261,569
5.00%, 12/01/24	110	127,577
Series 2015-A, 5.00%, 06/01/24	340	386,667
Series 2015-A, 5.00%, 12/01/24	160	185,566
State of Ohio GO
Series A, 4.00%, 05/01/24	110	121,598
Series A, 5.00%, 08/01/24	235	268,905
Series A, 5.00%, 09/01/24	70	80,360
Series A, 5.00%, 09/15/24	490	563,362
Series B, 5.00%, 08/01/24	120	137,313
Series B, 5.00%, 09/15/24	225	258,687
Series S, 5.00%, 05/01/24	145	164,258
Series U, 5.00%, 05/01/24	140	158,593
Serise A, 5.00%, 05/01/24	150	169,922
Serise A, 5.00%, 06/15/24	200	227,685
State of Ohio RB
Series A, 5.00%, 04/01/24	505	569,694
Series A, 5.00%, 10/01/24	250	287,668
Series A, 5.00%, 12/01/24	345	399,502
	Par
Security	(000)	Value

Ohio (continued)
Series B, 5.00%, 10/01/24	$35	$40,310
Series C, 5.00%, 12/01/24	90	104,218
		7,907,068
Oklahoma — 0.5%
City of Oklahoma City OK GO
4.00%, 03/01/24	250	274,642
5.00%, 03/01/24	10	11,257
Grand River Dam Authority RB
Series A, 4.00%, 06/01/24	285	314,795
Series A, 5.00%, 06/01/24	75	85,043
Oklahoma Capitol Improvement Authority RB
5.00%, 07/01/24	215	244,593
Series B, 5.00%, 01/01/24	15	16,726
Series B, 5.00%, 07/01/24	55	62,570
Series C, 5.00%, 07/01/24	30	34,129
Oklahoma Turnpike Authority RB, Series D, 5.00%, 01/01/24	125	139,540
Oklahoma Water Resources Board RB, 5.00%, 04/01/24	30	33,878
		1,217,173
Oregon — 1.6%
City of Portland OR GOL, Series B, 5.00%, 06/15/24	160	182,197
City of Portland OR Sewer System Revenue RB
Series A, 5.00%, 10/01/24	50	57,551
Series B, 5.00%, 06/01/24	135	153,324
City of Portland OR Water System Revenue RB, Series A,
5.00%, 05/01/24	250	282,981
County of Multnomah OR GOL, 5.00%, 06/01/24	205	233,137
Multnomah County School District No. 1 Portland/OR GO,
Series B, 5.00%, 06/15/24 (GTD)	300	341,434
Oregon State Lottery RB
Series C, 5.00%, 04/01/24	220	248,184
Series E, 5.00%, 04/01/24 (MORAL OBLG)	150	169,216
Portland Community College District GO, 5.00%, 06/15/24	150	170,625
Salem-Keizer School District No. 24J GO, Serise B, 0.00%,
06/15/24 (GTD)(a)	125	123,866
State of Oregon Department of Transportation RB, Series A,
5.00%, 11/15/24	455	525,992
State of Oregon GO
Series A, 5.00%, 05/01/24	500	566,701
Series B, 5.00%, 08/01/24	15	17,179
Series H, 5.00%, 05/01/24	130	147,342
Series I, 5.00%, 08/01/24	15	17,179
Series O, 5.00%, 08/01/24	25	28,631
Serise K, 5.00%, 11/01/24	200	231,219
Washington & Clackamas Counties School District No. 23J
Tigard-Tualatin GO, Series J, 5.00%, 06/15/24 (GTD)	200	227,499
		3,724,257
Pennsylvania — 2.0%
City of Philadelphia PA GO
5.00%, 08/01/24	160	182,981
Series A, 5.00%, 08/01/24	115	131,517
City of Philadelphia PA Water & Wastewater Revenue RB,
Serise B, 5.00%, 11/01/24	260	300,127
Commonwealth of Pennsylvania GO
First Series, 5.00%, 01/01/24	120	133,959
First Series, 5.00%, 03/01/24	105	118,020
First Series, 5.00%, 03/15/24	245	275,954
First Series, 5.00%, 06/15/24	170	193,427
First Series, 5.00%, 07/01/24	335	381,846
First Series, 5.00%, 08/15/24	605	692,939

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2024 Term Muni Bond ETF
July 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Pennsylvania (continued)
First Series, 5.00%, 09/15/24	$295	$338,968
Second Series, 5.00%, 01/15/24	65	72,712
Second Series, 5.00%, 09/15/24	310	356,203
County of Berks PA GO, 5.00%, 11/15/24	100	115,460
County of Chester PA GO, 5.00%, 07/15/24	50	57,144
County of Montgomery PA GO, Series A, 5.00%, 04/01/24	20	22,591
Delaware County Authority RB, 5.00%, 08/01/24	45	51,289
Delaware River Joint Toll Bridge Commission RB
5.00%, 07/01/24	195	222,085
Serise B, 5.00%, 07/01/24	125	142,362
Pennsylvania Infrastructure Investment Authority RB, Series A,
5.00%, 01/15/24	195	218,339
Pennsylvania Turnpike Commission RB
5.00%, 06/01/24	105	119,060
Series A, 5.00%, 12/01/24	120	138,857
Series A-1, 5.00%, 12/01/24	240	278,088
Series B, 5.00%, 12/01/24	130	150,631
		4,694,559
Rhode Island — 0.6%
Rhode Island Commerce Corp. RB, Series A, 4.00%, 06/15/24	240	265,630
Rhode Island Infrastructure Bank Water Pollution Control
Revolving Fund RB, Series B, 5.00%, 10/01/24	200	230,340
Rhode Island Turnpike & Bridge Authority RB, Series A, 5.00%,
10/01/24	215	246,293
State of Rhode Island GO
5.00%, 01/15/24	100	111,943
Series A, 5.00%, 05/01/24	175	198,294
Series D, 5.00%, 08/01/24	245	280,427
		1,332,927
South Carolina — 0.7%
Charleston Educational Excellence Finance Corp. RB, 5.00%,
12/01/24	45	52,191
City of Charleston SC Waterworks & Sewer System Revenue
RB, 5.00%, 01/01/24	155	173,270
County of Charleston SC GO, Series C, 5.00%, 11/01/24
(SAW)	125	144,512
Horry County School District/SC GO
5.00%, 03/01/24 (SCSDE)	110	123,792
Series A, 5.00%, 03/01/24	80	90,031
Lancaster County School District/SC GO, 5.00%, 03/01/24	100	112,566
Richland County School District No. 1/SC GO, Series C,
5.00%, 03/01/24	100	112,538
South Carolina Transportation Infrastructure Bank RB,
Series A, 5.00%, 10/01/24	200	230,203
State of South Carolina GO
Series B, 5.00%, 04/01/24 (SAW)	475	536,666
Serise A, 5.00%, 04/01/24 (SAW)	75	84,737
		1,660,506
Tennessee — 1.5%
City of Chattanooga TN GO, Serise B, 5.00%, 03/01/24	100	112,566
City of Memphis TN Electric System Revenue RB, 5.00%,
12/01/24	150	173,697
County of Blount TN GO, Series B, 5.00%, 06/01/24	175	198,487
County of Williamson TN GO, 5.00%, 04/01/24	150	169,431
Metropolitan Government of Nashville & Davidson County TN
Electric Revenue RB, Series A, 5.00%, 05/15/24	185	209,845
Metropolitan Government of Nashville & Davidson County
TN GO
5.00%, 01/01/24	245	273,625
	Par
Security	(000)	Value

Tennessee (continued)
5.00%, 07/01/24	$480	$547,123
Series A, 5.00%, 07/01/24	115	131,081
Serise C, 4.00%, 07/01/24	175	194,393
State of Tennessee GO
Series A, 5.00%, 08/01/24	110	125,977
Series B, 5.00%, 08/01/24	415	475,278
Tennessee State School Bond Authority RB
5.00%, 11/01/24 (ST INTERCEPT)	145	167,327
Series A, 5.00%, 11/01/24	220	253,876
Series B, 5.00%, 11/01/24	365	421,204
		3,453,910
Texas — 12.5%
Alamo Community College District GOL, 5.00%, 02/15/24	40	44,987
Aldine Independent School District GO, 5.00%, 02/15/24
(PSF)	225	252,622
Alief Independent School District GO, 5.00%, 02/15/24 (PSF)	125	140,312
Allen Independent School District GO, 5.00%, 02/15/24 (PSF)	100	112,358
Arlington Independent School District/TX GO
Series A, 5.00%, 02/15/24 (PSF)	40	44,932
Series B, 5.00%, 02/15/24 (PSF)	75	84,248
Austin Independent School District GO
5.00%, 08/01/24 (PSF)	125	142,953
Series A, 4.00%, 08/01/24 (PSF)	125	139,223
Series A, 5.00%, 08/01/24 (PSF)	55	62,900
Birdville Independent School District GO
5.00%, 02/15/24 (PSF)	10	11,214
Series A, 5.00%, 02/15/24 (PSF)	105	117,748
Board of Regents of the University of Texas System RB,
Series D, 5.00%, 08/15/24	120	137,403
Central Texas Turnpike System RB
Series A, 0.00%, 08/15/24 (AMBAC)(a)	60	59,023
Series C, 5.00%, 08/15/24	125	142,678
City of Austin TX GOL
5.00%, 09/01/24	360	413,159
Series A, 5.00%, 09/01/24	230	263,963
City of Austin TX Water & Wastewater System Revenue RB
5.00%, 11/15/24	155	179,350
Series A, 5.00%, 05/15/24	155	175,863
Series A, 5.00%, 11/15/24	355	410,769
City of Brownsville TX GOL
5.00%, 02/15/24	10	11,179
5.00%, 02/15/24 (ETM)	5	5,609
City of Dallas TX Waterworks & Sewer System Revenue RB
Series A, 5.00%, 10/01/24	145	166,798
Serise C, 5.00%, 10/01/24	250	287,583
City of Denton TX GOL, 5.00%, 02/15/24	45	50,537
City of El Paso TX GOL, 5.00%, 08/15/24	135	154,357
City of Frisco TX GOL, 5.00%, 02/15/24	100	112,277
City of Grand Prairie TX GOL, 5.00%, 02/15/24	290	325,287
City of Houston TX Combined Utility System Revenue RB
Series B, 5.00%, 11/15/24	255	295,151
Series C, 5.00%, 05/15/24	310	351,818
Series D, 5.00%, 11/15/24	195	225,704
City of Pflugerville TX GOL, 5.00%, 08/01/24	60	68,579
City of Plano TX GOL, 5.00%, 09/01/24	50	57,417
City of San Antonio Texas Electric & Gas Systems Revenue
RB, 5.25%, 02/01/24	505	569,097
City of San Antonio TX Electric & Gas Systems Revenue RB
5.00%, 02/01/24	275	308,193
5.00%, 02/01/24 (ETM)	155	173,586

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2024 Term Muni Bond ETF
July 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Texas (continued)
City of San Antonio TX GOL
5.00%, 02/01/24	$240	$268,905
5.00%, 08/01/24	400	457,321
Clear Creek Independent School District GO, 5.00%, 02/15/24
(PSF)	95	106,611
Comal Independent School District GO, Series B, 5.00%,
02/01/24 (PSF)	110	123,219
Conroe Independent School District GO, 5.00%, 02/15/24
(PSF)	105	117,862
County of Bexar TX GOL, 5.00%, 06/15/24	180	204,805
County of Denton TX GOL, 5.00%, 07/15/24	105	119,802
County of Travis TX RB, 5.00%, 03/01/24	60	67,225
Crowley Independent School District GO, Series A, 5.00%,
08/01/24 (PSF)	80	91,283
Cypress-Fairbanks Independent School District GO
5.00%, 02/15/24 (PSF)	115	129,087
Series A, 5.00%, 02/15/24 (PSF)	105	117,862
Series C, 5.00%, 02/15/24 (PSF)	75	84,187
Dallas Area Rapid Transit RB
5.00%, 12/01/24	295	341,710
Series A, 5.00%, 12/01/24	565	654,462
Denton Independent School District GO, 0.00%, 08/15/24
(PSF)(a)	200	198,178
Fort Bend Independent School District GO
Series C, 5.00%, 02/15/24 (PSF)	25	28,083
Series C, 5.00%, 08/15/24 (PSF)	75	85,975
Fort Worth Independent School District GO, 5.00%, 02/15/24
(PSF)	400	449,214
Frisco Independent School District GO, 5.00%, 08/15/24
(PSF)	320	366,618
Garland Independent School District GO, Serise A, 5.00%,
02/15/24 (PSF)	300	336,748
Grapevine-Colleyville Independent School District GO, 0.00%,
08/15/24 (PSF)(a)	150	148,499
Harris County Toll Road Authority (The) RB, Series A, 5.00%,
08/15/24	190	217,679
Katy Independent School District GO, Series D, 5.00%,
02/15/24 (PSF)	125	140,244
Keller Independent School District/TX GO
Series A, 5.00%, 02/15/24 (PSF)	160	179,382
Series A, 5.00%, 08/15/24 (PSF)	170	194,432
Klein Independent School District GO
5.00%, 08/01/24 (PSF)	65	74,357
Series A, 5.00%, 08/01/24 (PSF)	370	423,262
Lamar Consolidated Independent School District GO
5.00%, 02/15/24 (PSF)	120	134,895
Series A, 2.00%, 02/15/24 (PSF)	50	52,412
Laredo Independent School District GO, 0.00%, 08/01/24
(PSF)(a)	150	148,314
Leander Independent School District GO
Series C, 0.00%, 08/15/37 (PR 08/15/37)(a)	700	355,206
Series D, 0.00%, 08/15/24 (PSF)(a)	125	123,749
Lewisville Independent School District GO
5.00%, 08/15/24	400	457,879
5.00%, 08/15/24 (PSF)	260	297,877
Lone Star College System GOL
5.00%, 09/15/24	185	212,448
Series A, 5.00%, 02/15/24	40	44,878
Series A, 5.00%, 08/15/24	120	137,364
Series B, 5.00%, 02/15/24	135	151,463
	Par
Security	(000)	Value

Texas (continued)
Lower Colorado River Authority RB
5.00%, 05/15/24	$195	$220,488
Series B, 5.00%, 05/15/24	160	180,913
Metropolitan Transit Authority of Harris County RB
Series A, 5.00%, 11/01/24	175	202,070
Series B, 5.00%, 11/01/24	125	144,336
Series D, 5.00%, 11/01/24	285	329,086
North East Independent School District/TX GO
5.00%, 08/01/24 (PSF)	515	589,802
5.25%, 02/01/24 (PSF)	100	112,827
North Texas Municipal Water District RB
5.00%, 06/01/24	135	153,365
5.50%, 06/01/24	50	57,507
North Texas Municipal Water District Water System Revenue
RB, 5.00%, 09/01/24	275	315,516
North Texas Tollway Authority RB
5.00%, 01/01/24	100	111,632
5.00%, 01/01/24 (ETM)	50	55,860
Series A, 5.00%, 01/01/24	245	273,499
Northside Independent School District GO
5.00%, 08/01/24 (PSF)	275	314,765
5.00%, 08/15/24 (PSF)	100	114,634
Series A, 5.00%, 08/15/24 (PSF)	165	189,146
Northwest Independent School District GO, Series A, 5.00%,
02/15/24 (PSF)	95	106,405
Pasadena Independent School District GO, 5.00%, 02/15/24
(PSF)	150	168,293
Permanent University Fund - University of Texas System RB
Series A, 5.00%, 07/01/24	110	125,382
Series B, 5.00%, 07/01/24	250	284,960
Pflugerville Independent School District GO, 5.00%, 02/15/24
(PSF)	250	280,894
Rockwall Independent School District GO, Series A, 0.00%,
02/15/24 (PSF)(a)	35	34,592
Round Rock Independent School District GO, 5.00%, 08/01/24
(PSF)	165	188,805
San Antonio Independent School District/TX GO, 5.00%,
02/15/24 (PSF)	405	454,610
San Antonio Water System RB
Series A, 5.00%, 05/15/24	390	442,260
Series B, 5.00%, 05/15/24	120	136,080
Spring Branch Independent School District GO, 5.00%,
02/01/24 (PSF)	370	414,858
Spring Independent School District GO, 5.00%, 08/15/24
(PSF)	580	663,734
State of Texas GO
5.00%, 04/01/24	225	253,888
Series A, 5.00%, 10/01/24	820	943,834
Series A, 5.00%, 10/01/39 (PR 10/01/21)	1,000	1,152,205
Series B-1, 5.00%, 08/01/24	80	91,490
Series D, 5.00%, 05/15/24	425	481,950
Tarrant Regional Water District RB, Series A, 5.00%, 03/01/24	250	281,623
Texas A&M University RB
Series C, 5.00%, 05/15/24	450	510,704
Series E, 4.00%, 05/15/24	25	27,678
Series E, 5.00%, 05/15/24	315	357,493
Texas Public Finance Authority RB, 5.00%, 02/01/24	210	235,012
Texas State University System RB, Series A, 5.00%, 03/15/24	335	377,137
Texas Transportation Commission State Highway Fund RB
First Series, 5.00%, 10/01/24	395	455,465

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2024 Term Muni Bond ETF
July 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Texas (continued)
Series A, 5.00%, 04/01/24	$765	$864,534
Series A, 5.00%, 10/01/24	145	167,196
Texas Water Development Board RB
5.00%, 04/15/24	405	458,074
5.00%, 08/01/24	390	446,394
Series A, 5.00%, 10/15/24	195	224,985
Series B, 5.00%, 04/15/24	50	56,552
Series B, 5.00%, 10/15/24	110	126,914
Tyler Independent School District GO, 5.00%, 02/15/24 (PSF)	30	33,650
United Independent School District/TX GO, 5.00%, 08/15/24
(PSF)	20	22,901
University of Houston RB, Series A, 5.00%, 02/15/24	400	448,564
University of North Texas System RB, Series A, 5.00%,
04/15/24	45	50,754
University of Texas System (The) RB
Series C, 5.00%, 08/15/24	125	143,128
Series E, 5.00%, 08/15/24	175	200,379
Series H, 5.00%, 08/15/24	210	240,455
Ysleta Independent School District GO, 5.00%, 08/15/24
(PSF)	90	103,023
		29,364,675
Utah — 1.0%
City of Ogden City UT Sewer & Water Revenue RB, 5.00%,
06/15/24	50	56,798
Metropolitan Water District of Salt Lake & Sandy RB, Series A,
5.00%, 07/01/24	25	28,488
Nebo School District GO, Series C, 4.00%, 07/01/24 (GTD)	100	111,082
State of Utah GO
5.00%, 07/01/24	400	456,439
Series B, 5.00%, 07/01/24	270	308,096
University of Utah (The) RB
Series A, 5.00%, 08/01/24	290	331,652
Series A, 5.00%, 08/01/24 (SAP)	275	314,498
Series B, 5.00%, 08/01/24	120	137,235
Utah State Building Ownership Authority RB, 5.00%, 05/15/24	175	198,135
Utah Transit Authority RB, Series A, 5.00%, 06/15/24	335	381,061
		2,323,484
Vermont — 0.1%
State of Vermont GO, Series A, 5.00%, 02/15/24	165	185,211
Virginia — 5.0%
City of Alexandria VA GO
Series C, 5.00%, 07/01/24 (SAW)	435	496,377
Series C, 5.00%, 07/15/24 (SAW)	100	114,288
City of Chesapeake VA GO, Series C, 5.00%, 12/01/24	150	173,860
City of Newport News VA GO, Serise A, 5.00%, 08/01/24	100	114,492
City of Norfolk VA GO
Series A, 5.00%, 09/01/35 (PR 09/01/21) (SAW)	150	172,231
Series A, 5.00%, 09/01/37 (PR 09/01/21) (SAW)	600	688,922
City of Norfolk VA Water Revenue RB, 5.00%, 11/01/24	230	264,931
City of Richmond VA GO
Series B, 5.00%, 07/15/24	205	234,290
Series B, 5.00%, 07/15/24 (SAW)	240	274,291
City of Virginia Beach VA GO, Series B, 5.00%, 09/15/24
(SAW)	500	574,859
Commonwealth of Virginia GO
Series B, 5.00%, 06/01/24	50	56,863
Series B, 5.00%, 06/01/24 (SAW)	100	113,725
	Par
Security	(000)	Value

Virginia (continued)
County of Arlington VA GO
5.00%, 08/15/24	$125	$143,333
Serise A, 5.00%, 08/15/24	50	57,333
County of Fairfax VA GO
Series A, 4.00%, 10/01/24 (SAW)	250	280,303
Series A, 5.00%, 10/01/24 (SAW)	525	605,184
Series B, 5.00%, 04/01/24 (SAW)	500	564,912
Series B, 5.00%, 10/01/24 (SAW)	120	138,328
County of Henrico VA GO
5.00%, 08/01/24 (SAW)	50	57,246
Series A, 5.00%, 08/01/24	100	114,492
Series B, 5.00%, 08/01/24 (SAW)	205	234,709
Serise A, 5.00%, 08/01/24 (SAW)	245	280,506
Fairfax County Water Authority RB, 5.00%, 04/01/24	75	84,672
Hampton Roads Sanitation District RB
Series A, 5.00%, 07/01/24	150	171,164
Series A, 5.00%, 08/01/24	95	108,768
Virginia College Building Authority RB
5.00%, 02/01/24	100	112,231
Series A, 3.00%, 09/01/24	115	124,852
Series A, 4.00%, 02/01/28 (PR 08/01/21)	250	274,087
Series A, 5.00%, 09/01/24	570	655,119
Series A, 5.00%, 09/01/24 (SAW)	50	57,467
Series B, 5.00%, 09/01/24	100	114,933
Series D, 5.00%, 02/01/24 (NPFGC)	215	241,296
Series E-1, 5.00%, 02/01/24	280	314,246
Virginia Commonwealth Transportation Board RB
5.00%, 03/15/24	145	163,361
5.00%, 05/15/24	150	170,145
5.00%, 09/15/24	470	540,209
Serise C, 5.00%, 05/15/24	100	113,430
Virginia Public Building Authority RB
Series A, 5.00%, 08/01/24	560	640,976
Series C, 5.00%, 08/01/24	140	160,244
Virginia Public School Authority RB
5.00%, 02/01/24	75	84,113
5.00%, 08/01/24 (SAW)	130	148,798
Series B, 5.00%, 08/01/24	120	137,352
Series B, 5.00%, 08/01/24 (SAW)	315	360,549
Series C, 5.00%, 08/01/24 (SAW)	275	314,765
Virginia Resources Authority RB
5.00%, 11/01/24	205	236,902
5.00%, 11/01/24 (MORAL OBLG)	105	121,279
Series A, 5.00%, 11/01/24	275	317,926
Series D, 5.00%, 11/01/24	145	167,634
		11,691,993
Washington — 5.2%
Cascade Water Alliance RB, 5.00%, 01/01/24	90	100,515
Central Puget Sound Regional Transit Authority RB,
Series S-1, 5.00%, 11/01/24	360	415,814
City of Bellevue WA GOL, 5.00%, 12/01/24	200	231,740
City of Marysville WA Water & Sewer Revenue RB, 5.00%,
04/01/24	40	45,067
City of Seattle WA Drainage & Wastewater Revenue RB,
5.00%, 04/01/24	350	394,838
City of Seattle WA GO, 5.00%, 12/01/24	115	133,376
City of Seattle WA GOL
4.00%, 05/01/24	45	49,771
Series A, 5.00%, 06/01/24	100	113,725

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2024 Term Muni Bond ETF
July 31, 2021	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Washington (continued)
City of Seattle WA Municipal Light & Power Revenue RB
5.00%, 09/01/24	$70	$80,290
Series B, 5.00%, 04/01/24	50	56,405
Series C, 5.00%, 09/01/24	330	378,509
Series C, 5.00%, 10/01/24	75	86,301
City of Seattle WA Water System Revenue RB, 5.00%,
08/01/24	170	194,637
Clark & Skamania Counties School District No. 112-6
Washougal GO, 5.00%, 12/01/24 (GTD)	25	28,949
Clark County Public Utility District No. 1 RB, 5.00%, 01/01/24	110	122,541
Clark County School District No. 37 Vancouver GO, Series C,
5.00%, 12/01/24 (GTD)	100	115,979
County of King WA GO, 5.00%, 07/01/24	110	125,521
County of King WA GOL
5.00%, 07/01/24	125	142,637
Series C, 5.00%, 12/01/24	55	63,788
Series E, 5.00%, 12/01/24	25	28,995
Serise E, 5.00%, 06/01/24	125	142,157
County of King WA Sewer Revenue RB
Series B, 5.00%, 07/01/24	120	136,743
Serise B, 5.00%, 07/01/24	255	290,579
County of Pierce WA GO, Serise A, 5.00%, 08/01/24	150	171,253
Energy Northwest RB
5.00%, 07/01/24	135	153,963
Series A, 4.00%, 07/01/24	160	177,830
Series A, 5.00%, 07/01/24	770	878,159
King County Rural Library District GO, 4.00%, 12/01/24	110	123,733
King County School District No. 210 Federal Way GO, 4.00%,
12/01/24 (GTD)	80	90,102
King County School District No. 403 Renton GO, 4.00%,
12/01/24 (GTD)	100	112,485
King County School District No. 405 Bellevue GO, 5.00%,
12/01/24 (GTD)	35	40,529
King County School District No. 411 Issaquah GO, 5.00%,
12/01/24 (GTD)	175	202,773
King County School District No. 414 Lake Washington GO,
5.00%, 12/01/24 (GTD)	105	121,664
Pierce County School District No. 10 Tacoma GO, 5.00%,
12/01/24 (GTD)	280	324,234
Pierce County School District No. 320 Sumner GO, 5.00%,
12/01/24 (GTD)	20	23,160
Pierce County School District No. 83 University Place GO,
5.00%, 12/01/24 (GTD)	100	115,798
Port of Seattle WA GOL, 5.00%, 06/01/24	400	454,414
Port of Seattle WA RB, Series B, 5.00%, 03/01/24	40	44,916
Port of Tacoma WA RB, Series A, 5.00%, 12/01/24	85	98,121
Snohomish County School District No. 103 Monroe GO,
5.00%, 12/01/24 (GTD)	215	248,577
Snohomish County School District No. 201 Snohomish GO,
5.00%, 12/01/24 (GTD)	150	173,697
Snohomish County School District No. 4 Lake Stevens GO,
5.00%, 12/01/24 (GTD)	100	115,545
Snohomish County School District No. 6 Mukilteo GO, 5.00%,
12/01/24 (GTD)	85	98,428
Spokane & Whitman Counties School District No. 360 Cheney
GO, 5.00%, 12/01/24 (GTD)	125	144,747
Spokane County School District No. 356 Central Valley GO,
5.00%, 12/01/24 (GTD)	255	295,377
	Par
Security	(000)	Value

Washington (continued)
State of Washington COP
Series A, 5.00%, 07/01/24	$120	$136,781
Series B, 5.00%, 07/01/24	385	438,838
State of Washington GO
Series 03-C, 0.00%, 06/01/24 (NPFGC)(a)	25	24,708
Series 2016-A, 5.00%, 07/01/24	105	119,782
Series A-1, 5.00%, 08/01/24	135	154,521
Series B, 5.00%, 07/01/24	895	1,021,000
Series C, 0.00%, 06/01/24 (AMBAC)(a)	100	98,834
Series C, 5.00%, 02/01/24	205	229,908
Series D, 5.00%, 02/01/24	140	157,011
Series E, 0.00%, 12/01/24(a)	60	59,047
Series R, 5.00%, 07/01/24	25	28,520
Series R-2018C, 5.00%, 08/01/24	500	572,300
Series R-2018D, 5.00%, 08/01/24	90	103,014
Serise R-2015E, 5.00%, 07/01/24	100	114,078
Serise R-F, 5.00%, 07/01/24	100	114,078
Tacoma Metropolitan Park District GO, 5.00%, 12/01/24	375	434,242
University of Washington RB
Serise A, 5.00%, 12/01/24	170	197,102
Serise C, 5.00%, 12/01/24	110	127,537
Washington State University RB
5.00%, 04/01/24	170	191,051
5.00%, 10/01/24	80	91,644
Whatcom County School District No. 503 Blaine GO, 5.00%,
12/01/24 (GTD)	25	28,949
		12,131,327
West Virginia — 0.7%
State of West Virginia GO
Series A, 0.00%, 11/01/24 (NPFGC)(a)	125	123,337
Series A, 5.00%, 06/01/24	400	454,536
Series A, 5.00%, 12/01/24	25	28,968
Series B, 5.00%, 06/01/24	40	45,454
West Virginia Commissioner of Highways RB, Series A, 5.00%,
09/01/24	355	406,558
West Virginia State School Building Authority Lottery Revenue
RB, Series A, 5.00%, 07/01/24	220	250,144
West Virginia Water Development Authority RB, Series A,
5.00%, 07/01/24.	265	301,641
		1,610,638
Wisconsin — 1.8%
City of Madison WI GO, Series A, 4.00%, 10/01/24	165	184,388
Milwaukee County Metropolitan Sewer District GO, Series A,
5.00%, 10/01/24	35	40,286
State of Wisconsin Clean Water Fund Leveraged Loan
Portfolio RB
5.00%, 06/01/26 (PR 12/01/21)	60	68,135
Series 1, 5.00%, 06/01/24	85	96,525
State of Wisconsin Environmental Improvement Fund
Revenue RB
Series A, 5.00%, 06/01/24	240	272,941
Serise A, 5.00%, 06/01/24	280	318,431
State of Wisconsin GO
Series 1, 5.00%, 11/01/24	120	138,647
Series 2, 5.00%, 11/01/24	720	831,882
Series A, 5.00%, 05/01/24	425	481,445
Serise C, 5.00%, 05/01/24	150	169,922
State of Wisconsin RB, Series A, 5.00%, 05/01/24	625	706,900

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2024 Term Muni Bond ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Par/ Shares (000)	Value

Wisconsin (continued)
Wisconsin Department of Transportation RB
Series 1, 5.00%, 07/01/24	$60	$68,409
Series 2, 5.00%, 07/01/24	650	740,873
Series A, 5.00%, 07/01/24	95	108,314
		4,227,098
Total Municipal Debt Obligations — 98.8%
(Cost: $225,665,644)		231,167,091

Short-Term Investments

Money Market Funds — 0.1%
BlackRock Liquidity Funds: MuniCash, 0.01%(d)(e)	171	171,468

Total Short-Term Investments — 0.1%
(Cost: $171,455)		171,468

Total Investments in Securities — 98.9%
(Cost: $225,837,099)		231,338,559

Other Assets, Less Liabilities — 1.1%		2,682,948

Net Assets — 100.0%		$234,021,507

(a)	Zero-coupon bond.
(b)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.
(c)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/20	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/21	Shares Held at 07/31/21 (000)	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds: MuniCash	$187,418	$—	$(16,361)	(a)	$416	$(5)	$171,468	171	$43	$—

(a)	Represents net amount purchased (sold).

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2024 Term Muni Bond ETF
July 31, 2021

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Municipal Debt Obligations	$—	$231,167,091	$—	$231,167,091
Money Market Funds	171,468	—	—	171,468
	$171,468	$231,167,091	$—	$231,338,559

Portfolio Abbreviations - Fixed Income
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	Ambac Assurance Corp.
COP	Certificates of Participation
ETM	Escrowed to Maturity
GO	General Obligation
GOL	General Obligation Limited
GTD	Guaranteed
MO	Moral Obligation
NPFGC	National Public Finance Guarantee Corp.

PR	Prerefunded
PSF	Permanent School Fund
RB	Revenue Bond
SAP	Subject to Appropriations
SAW	State Aid Withholding
SCSDE	South Carolina State Department of Education
ST	Special Tax